Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity
Stockholders' Equity

Note 10 – Stockholders’ Equity

Common Stock

During the three months ended September 30, 2021 and 2020, stock options were exercised for 71,200 and 274,500 shares of common stock, respectively. During the nine months ended September 30, 2021 and 2020, stock options were exercised for 315,954 shares of common stock and 297,879 shares of common stock, respectively.

Warrants

During 2015, the Company issued warrants to a third party in conjunction with a licensing agreement to purchase 276,000 shares of common stock at an exercise price of $0.00001088 per share, which expire in October 2025. The warrants may be exercised at the earliest of the 10-year anniversary of the grant date, a change in control of the Company, or an initial public offering. Management has determined that equity classification is appropriate for these warrants. The Company recognized expense totaling $18 on the date of the grant that has been included as a component of additional paid-in capital within the Condensed Statement of Stockholders’ Equity. During 2020, the Company issued additional warrants for the right to purchase 45,730 shares of common stock at an exercise price of $0.53 per share, which expire in December 2030. The Company recognized expense totaling $16 on the date of the grant.

In May 2021, the Company issued 1,755,557 warrants in connection with the Series B Financing. Each warrant allows the holder to purchase one share of common stock for $0.01 prior to May 5, 2031.The 2021 warrants are detachable from the Series B Preferred Stock and in all cases will physically settle or net share settle; therefore, the Company determined that the warrants represent equity in the Company. As the Series B Preferred Stock is subsequently measured at the greater of fair value or the ultimate redemption amount, as discussed in Note 9, the Company first allocated fair value to the Series B Preferred Stock. No value was allocated to the warrants as all value from the proceeds was recognized with the Series B Financing. As of September 30, 2021, 1,486,971 warrants have been exercised and exchanged for common stock, and 268,586 warrants remained outstanding.

Note 10 – Stockholders’ Equity

Common Stock

During the years ended December 31, 2020 and 2019, stock options were exercised for 344,870 and 49,132 shares of common stock, respectively.

Warrants

During 2015, the Company issued warrants to a third party in conjunction with a licensing agreement to purchase 276,000 shares of common stock at an exercise price of $0.00001088 per share, which expire in October 2025. The warrants may be exercised at the earliest of the 10-year anniversary of the grant date, a change in control of the Company, or an initial public offering. Management has determined that equity classification is appropriate for these warrants. The Company recognized expense totaling $17,661 on the date of the grant that has been included as a component of additional paid-in capital within the statement of stockholders’ equity. During 2020, an additional $15,789 in warrants were issued.